Share Capital - Schedule of Shares Issued and Outstanding (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Capital	$ 73,555,097
Issuance of shares from private placement, Capital		$ 320,000
Issuance of shares upon conversion of note, Capital	(25,920)
Ending Balance, Capital	$ 74,871,042		$ 73,555,097
Shares Issued and Outstanding Capital [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	440,775	29,098	29,098
Beginning Balance, Capital	$ 73,555,097	$ 63,319,398	$ 63,319,398
Issuance of shares from private placement, Number of shares (in Shares) | shares			3,250
Issuance of shares from private placement, Capital			$ 320,000
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares			408,427
Issuance of shares upon conversion of note, Capital			$ 10,737,400
Fair value adjustment on the converted promissory note, Number of shares (in Shares) | shares
Fair value adjustment on the converted promissory note, Capital			$ (777,627)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital			$ (44,071)
Impact on loss of control of Canmart, Number of shares (in Shares) | shares
Impact on loss of control of Canmart, Capital			$ (3)
Issuance of shares upon exercise of prefunded warrants, Number of shares	93,635
Issuance of shares upon exercise of prefunded warrants, Capital	$ 1,341,865
Effect of reverse share split – Cancelled shares, Number of shares (in Shares) | shares	(26)
Effect of reverse share split – Cancelled shares, Capital
Payment of offering costs in connection with the issuance of convertible promissory notes, Number of shares | shares
Payment of offering costs in connection with the issuance of convertible promissory notes, Capital	$ (25,920)
Ending Balance, Number of shares (in Shares) | shares	534,384		440,775
Ending Balance, Capital	$ 74,871,042		$ 73,555,097